Note 12 - Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Subsequent Events [Abstract]
Subsequent Events

Debts

 On July 31, 2019, GT Biopharma, Inc. (the “Company”) entered into a Securities Purchase Agreement (the “Purchase Agreement”) with one purchaser, pursuant to which the Company issued to the Purchaser, on July 31, 2019, Secured Convertible Note in the principal amount of $25,000 (the “Note”), which Note shall be convertible at any time after issuance into shares (the “Conversion Shares”) of the Company’s common stock, par value $0.001 per share (the “Common Stock”), at a conversion price of $0.20 per share (the “Conversion Price”).

The Note accrues interest at the rate of 10% per annum and matures on January 31, 2020. Interest on the Note is payable in cash or, at a Purchaser’s option, in shares of Common Stock at the Conversion Price. Upon the occurrence of an event of default, interest accrues at 18% per annum. The Note contains customary default provisions, including provisions for potential acceleration, and covenants, including negative covenants regarding additional indebtedness and dividends. The Conversion Price is subject to adjustment due to certain events, including stock dividends and stock splits, and is subject to reduction in certain circumstances if the Company issues Common Stock or Common Stock equivalents at an effective price per share that is lower than the Conversion Price then in effect. The Company may only prepay the Note with the prior written consent of the respective Purchasers thereof.

The Purchase Agreement contains customary representations, warranties and covenants, including covenants, subject to certain exceptions, that the Company, until the date on which less than 10% of the Note is outstanding, shall not effect any Variable Rate Transaction (as defined in the Purchase Agreement) and that, for as long as a Purchaser holds any Notes or Conversion Shares, the Company shall amend the terms and conditions of the Purchase Agreement and the transactions contemplated thereby with respect to such Purchaser to give such Purchaser the benefit of any terms or conditions under which the Company agrees to issue or sell any Common Stock or Common Stock equivalents that are more favorable to an investor than the terms and conditions granted to such Purchaser under the Purchase Agreement and the transactions contemplated thereby.

In addition, the Company entered into a registration rights agreement (the “Registration Rights Agreement”) with the Purchaser, pursuant to which the Company has agreed to file, within 30 days after July 31, 2019, one or more registration statements on Form S-3 (or, if Form S-3 is not then available to the Company, such form of registration that is then available to effect a registration for resale of the subject securities) covering the resale of all Conversion Shares, subject to certain penalties set forth in the Registration Rights Agreement.

Common Stock

On August 14, 2019, the Company’s CEO Anthony Cataldo received as compensation a restricted stock award of 7,000,000 common shares and the Company’s CFO Steven Weldon received as compensation a restricted stock award of 4,500,000 common shares. Also, two Company consultants were paid as compensation a restricted stock award of 1,000,000 common shares each.

Financing

On February 4, 2019, GT Biopharma, Inc. (the “Company”) entered into a Securities Purchase Agreement (the “Purchase Agreement”) with the purchasers identified on the signature pages thereto (individually, a “Purchaser,” and collectively, the “Purchasers”), pursuant to which the Company issued to the Purchasers, on February 4, 2019, Secured Convertible Notes in an aggregate principal amount of $1,352,224 (the “Notes”), consisting of gross proceeds of $1,052,224 and settlement of existing debt of $300,000, which Notes shall be convertible at any time after issuance into shares (the “Conversion Shares”) of the Company’s common stock, par value $0.001 per share (the “Common Stock”), at a conversion price of $0.60 per share (the “Conversion Price”).

The Notes accrue interest at the rate of 10% per annum and mature on August 2, 2019. Interest on the Notes is payable in cash or, at a Purchaser’s option, in shares of Common Stock at the Conversion Price. Upon the occurrence of an event of default, interest accrues at 18% per annum. The Notes contain customary default provisions, including provisions for potential acceleration, and covenants, including negative covenants regarding additional indebtedness and dividends. The Conversion Price is subject to adjustment due to certain events, including stock dividends and stock splits, and is subject to reduction in certain circumstances if the Company issues Common Stock or Common Stock equivalents at an effective price per share that is lower than the Conversion Price then in effect. The Company may only prepay the Notes with the prior written consent of the respective Purchasers thereof.

Contemporaneously with the execution and delivery of the Purchase Agreement, on February 4, 2019, the Company and certain of its wholly-owned subsidiaries entered into a Security Agreement (the “Security Agreement”) with Alpha Capital Anstalt, as collateral agent on behalf of the Purchasers, and with the Purchasers, pursuant to which the Purchasers have been granted a first-priority security interest in substantially all of the assets of the Company and such subsidiaries securing (i) an aggregate principal amount of $1,352,224 of Notes and (ii) an aggregate principal amount of $9,058,962 of the Company’s 10% Senior Convertible Debentures issued on August 2, 2018, September 7, 2018 and September 24, 2018 held by such Purchasers.

The Purchase Agreement contains customary representations, warranties and covenants, including covenants, subject to certain exceptions, that the Company, until the date on which less than 10% of the Notes are outstanding, shall not effect any Variable Rate Transaction (as defined in the Purchase Agreement) and that, for as long as a Purchaser holds any Notes or Conversion Shares, the Company shall amend the terms and conditions of the Purchase Agreement and the transactions contemplated thereby with respect to such Purchaser to give such Purchaser the benefit of any terms or conditions under which the Company agrees to issue or sell any Common Stock or Common Stock equivalents that are more favorable to an investor than the terms and conditions granted to such Purchaser under the Purchase Agreement and the transactions contemplated thereby.

In addition, the Company entered into a registration rights agreement (the “Registration Rights Agreement”) with the Purchasers, pursuant to which the Company has agreed to file, within 14 days after February 4, 2019, one or more registration statements on Form S-3 (or, if Form S-3 is not then available to the Company, such form of registration that is then available to effect a registration for resale of the subject securities) covering the resale of all Conversion Shares, subject to certain penalties set forth in the Registration Rights Agreement. The Form S-3 was filed by the Company on February 14, 2019.

Common Stock

In the first quarter of 2019, the Company issued 723,940 shares of common stock upon conversion of $437,271 in principal and interest on senior convertible notes.